Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income before attribution of non-controlling interests	$ 161,210	$ 463,539	$ 635,855
Restructuring payments	(59,520)	(74,718)	(107,002)
Special pension plan contributions	0	(95,000)	(123,000)
Tax payments related to sale of leveraged lease assets	(75,545)	(114,128)	0
Adjustments to reconcile net income to net cash provided by operating activities:
Restructuring charges and asset impairments	86,175	33,351	148,151
Goodwill impairment	101,415	18,315	130,150
Depreciation and amortization	211,243	255,556	272,142
Loss on sale of businesses	42,450	0	0
Gain on sale of leveraged lease assets, net of tax	0	(12,886)	(26,689)
Stock-based compensation	14,921	18,227	18,692
Proceeds from settlement of derivative instruments	8,059	0	0
Deferred tax (benefit) provision	(33,770)	(92,999)	34,358
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivables	58,980	(3,068)	58,951
(Increase) decrease in finance receivables	123,587	147,165	190,153
(Increase) decrease in inventories	67,188	(599)	(12,830)
(Increase) decrease in other current assets and prepayments	3,172	(3,131)	16,905
Increase (decrease) in accounts payable and accrued liabilities	(95,843)	(47,023)	(13,086)
Increase (decrease) in current and non-current income taxes	6,322	116,013	(257,631)
Increase (decrease) in advance billings	(16,450)	3,767	(12,854)
Increase (decrease) in other operating capital, net	21,230	47,807	(3,278)
Net cash provided by operating activities	624,824	660,188	948,987
Cash flows from investing activities:
Purchases of available-for-sale investment securities	(376,652)	(367,745)	(406,114)
Purchases of investment securities	14,847	(7,142)	6,749
Proceeds from sales/maturities of investment securities	382,638	359,266	302,785
Capital expenditures	(137,512)	(176,586)	(155,980)
Proceeds from sale of businesses	389,680	0	0
Proceeds from sale of leveraged lease assets	0	105,506	101,784
Net investment in external financing	(2,156)	(1,667)	(2,677)
Reserve account deposits	(20,104)	1,636	35,354
Proceeds from sale of facility	0	0	683
Net cash used in investing activities	250,741	(86,732)	(117,416)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	411,613	340,000	0
Principal payments on long-term obligations	(1,079,207)	(550,000)	0
Decrease in notes payable, net	0	0	(50,000)
Proceeds from issuance of common stock	6,753	9,314	12,934
Dividends paid to stockholders	(188,846)	(300,578)	(299,579)
Dividends paid to noncontrolling interests	(18,375)	(18,376)	(18,375)
Stock repurchases	0	0	99,997
Net cash used in financing activities	(868,062)	(519,640)	(455,017)
Effect of exchange rate changes on cash and cash equivalents	(12,973)	3,222	(4,679)
Increase in cash and cash equivalents	(5,470)	57,038	371,875
Cash and cash equivalents at beginning of period	913,276	856,238	484,363
Cash and cash equivalents at end of period	907,806	913,276	856,238
Cash interest paid	199,505	190,892	202,159
Cash income tax payments, net of refunds	$ 224,432	$ 206,285	$ 44,528